UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A FORM 13F FILED ON AUGUST 15, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RoundKeep Capital Advisors LLC

Address:   300 North LaSalle, Suite 5550
           Chicago, Illinois 60654


Form 13F File Number: 028-14214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Adamski
Title:  General Counsel
Phone:  312.422.8900

Signature,  Place,  and  Date  of  Signing:

/s/ Michael D. Adamski             Chicago, Illinois                  11/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      344,670
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AVIS BUDGET GROUP            COM            053774105    32652  1910573 SH       SOLE                1910573      0    0
BJS WHOLESALE CLUB INC       COM            05548J106    45919   912000 SH       SOLE                 912000      0    0
CEPHALON INC                 COM            156708109    47429   593600 SH       SOLE                 593600      0    0
CONAGRA FOODS INC            COM            205887102    16815   651500 SH  CALL SOLE                 651500      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM            256743105    22122   300000 SH       SOLE                 300000      0    0
JOHNSON & JOHNSON            COM            478160104    36586   550000 SH  PUT  SOLE                 550000      0    0
RALCORP HLDGS INC NEW        COM            751028101    40260   465000 SH       SOLE                 465000      0    0
VARIAN SEMICONDUCTOR EQUIPMN COM            922207105    71578  1165000 SH       SOLE                1165000      0    0
WILLIAMS COS INC DEL         COM            969457100    25259   835000 SH       SOLE                 835000      0    0
WILLIAMS COS INC DEL         COM            969457100     6050   200000 SH  CALL SOLE                 200000      0    0